Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

20.Right-of-use assets and lease liabilities

(a)	Amounts recognized in the consolidated statement of financial position

	As of
	January 1,	As of December 31,
	2024	2024	2025
Right-of-use assets
Offices	—	704	1,484
	—	704	1,484
Lease liabilities
Current	—	230	867
Non-current	—	485	722
	—	715	1,589

Additions to the right-of-use assets during the year were US$1,613 (2024: US$724), out of which US$1,480 was contributed from the business combination discussed in Note 5.1 to the consolidated financial statements.

(b)	Amount recognized in the consolidated statement of profit or loss

	For the years ended December 31,
	2023	2024	2025
Depreciation charge of right-of-use assets (Note 24)	183	20	706
Interest expense (Note 25)	10	2	57

Total cash outflow for leases during the period was US$796 (2024: US$11).

(c)	The group’s leasing activities and how leases are account for

The Company has operating leases primarily for office and operation space. The lease term is generally specified in lease agreements, however certain agreements provide for lease term extensions or early termination options. The lease terms of the Company’s operating leases generally ranged from 12 to 36 months (2024: 36 months).

As of December 31, 2025, lease liabilities were discounted using the incremental borrowing rates ranging from 3.26% to 5.03% (2024: 3.37%).